CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
Restricted cash, short term portion	$ 12,849	$ 21,163